GUARANTEES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Description of operating lease	The leases typically run for a period of 1 to 7 years, with an option to renew the lease after that date.
Operating lease expense	$ 2,105	$ 2,011